Note 12 - Weighted Average Assumptions (Details) - $ / shares	1 Months Ended	12 Months Ended
	Jul. 31, 2015	Jun. 30, 2016	Jun. 30, 2015
Employee Stock Option [Member]
Risk-free rate of return		1.45%	1.65%
Expected life of award (years)		5 years 73 days	5 years 73 days
Expected dividend yield		0.00%	0.00%
Expected volatility of stock		90.00%	86.00%
Weighted-average grant date fair value (in dollars per share)		$ 0.62	$ 0.60
Stock Warrants [Member]
Risk-free rate of return	0.68%	1.41%	1.80%
Expected life of award (years)	2 years 62 days	5 years 332 days	6 years 310 days
Expected dividend yield	0.00%	0.00%	0.00%
Expected volatility of stock	93.00%	92.00%	92.00%
Weighted-average grant date fair value (in dollars per share)	$ 0.65	$ 0.60	$ 0.99